Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 1,617,235	¥ 1,952,482	¥ 1,835,118
Non-interest expenses		1,171,201	1,039,568	1,154,471
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		363,393	367,641
Advances to affiliated companies		1,000
Other receivables from affiliated companies	[1]	21,817	25,074
Other payables to affiliated companies	[1]	26,344	27,648
Revenues		2,240	3,833	1,986
Non-interest expenses		50,753	46,335	44,073
Purchase of software, securities and tangible assets		¥ 14,407	¥ 17,716	¥ 13,515

[1]	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733mil and ¥20,793mil as of March 31,2020 and 2021 respectively.